DERIVATIVE LIABILITY (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Dividend yield:	0.00%	0.00%
Minimum [Member]
Term	2 years	2 years
Volatility	94.40%	133.00%
Risk free rate	1.59%	2.60%
January 31, 2023 [Member] | Lease Agreements [Member]
Term	0 years	0 years
Volatility	79.70%	107.00%
Risk free rate	0.17%	1.54%